Other Non-Financial Assets (Tables)	12 Months Ended
Dec. 31, 2025
Other Non-Financial Assets [Abstract]
Summary of Other Assets

(in millions €)	December 31, 2025	December 31, 2024
Deferred expenses	117.8	194.5
Other	63.3	44.5
Total	181.1	239.0
Total current	173.8	212.7
Total non-current	7.3	26.3